Net revenues - Schedule of revenue by segment and type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	€ 173,718	€ 144,559	€ 45,736
Other services provided	3,786	3,112	1,318
Construction contract revenues	779	602	0
Revenues from goods and services	178,283	148,273	47,054
Lease installments from assets sold with a buy-back commitment	849	994	578
Interest income of financial services activities	460	152	24
Construction contract revenues	179,592	149,419
Revenue from performance obligations satisfied or partially satisfied in previous periods	524	921
North America
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	84,239	66,618	122
Other services provided	1,234	1,072	0
Construction contract revenues	0	0	0
Revenues from goods and services	85,473	67,690	122
Lease installments from assets sold with a buy-back commitment	1	16	0
Interest income of financial services activities	0	0	0
Construction contract revenues	85,474	67,706
Enlarged Europe
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	60,769	56,315	40,662
Other services provided	1,609	1,309	1,143
Construction contract revenues	0	0	0
Revenues from goods and services	62,378	57,624	41,805
Lease installments from assets sold with a buy-back commitment	848	978	578
Interest income of financial services activities	0	0	0
Construction contract revenues	63,226	58,602
Middle East & Africa
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	6,399	5,088	3,049
Other services provided	54	77	5
Construction contract revenues	0	0	0
Revenues from goods and services	6,453	5,165	3,054
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	1
Construction contract revenues	6,453	5,165
South America
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	15,178	10,191	1,091
Other services provided	462	283	62
Construction contract revenues	0	0	0
Revenues from goods and services	15,640	10,474	1,153
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	15,640	10,474
China and India & Asia Pacific
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	4,455	3,868	812
Other services provided	45	56	52
Construction contract revenues	0	0	0
Revenues from goods and services	4,500	3,924	864
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	4,500	3,924
Maserati
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	2,271	1,962	0
Other services provided	51	40	0
Construction contract revenues	0	0	0
Revenues from goods and services	2,322	2,002	0
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	0	0	0
Construction contract revenues	2,322	2,002
Other activities
Disclosure of operating segments [line items]
Shipments of vehicles and sales of other goods	407	517	0
Other services provided	331	275	56
Construction contract revenues	779	602	0
Revenues from goods and services	1,517	1,394	56
Lease installments from assets sold with a buy-back commitment	0	0	0
Interest income of financial services activities	460	152	€ 23
Construction contract revenues	€ 1,977	€ 1,546